Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Significant Financial Liabilities and Other Liabilities

The following table summarizes the expected maturity of the Company’s significant financial liabilities and other liabilities based on the remaining period from the balance sheet date to the contractual maturity date:

	Payments by period
As at December 31, 2024	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total	Carrying Value
Accounts payable and accrued liabilities	$6,579,948	$-	$-	$-	$6,579,948	$6,579,948
Deposit payable	-	2,203,526	-	-	2,203,526	2,203,526
Lease liabilities	60,000	80,000	-	-	140,000	126,797
Loan payable	77,564	-	-	-	77,564	77,564
	$6,717,512	$2,283,526	$-	$-	$9,001,038	$8,987,835

	Payments by period
As at December 31, 2023	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total	Carrying Value
Accounts payable and accrued liabilities	$4,510,757	$-	$-	$-	$4,510,757	$4,510,757
Deposit payable	-	1,486,184	-	-	1,486,184	1,486,184
Lease liabilities	151,286	316,325	54,024	-	521,635	447,514
Mortgage payable	400,500	-	-	-	400,500	389,064
Loan payable	253,630	356,710	-	-	610,340	610,340
	$5,316,173	$2,159,219	$54,024	$-	$7,529,416	$7,443,859